Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) $ in Thousands, $ in Thousands	2 Months Ended	5 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 1,017,423
Net Profit (loss)	$ 46,075
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		$ 518,026	$ 15,798
Net Profit (loss)		(69,186)	(2,110)
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		825,216	25,167
Net Profit (loss)		$ 152,594	$ 4,654